CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 901,886	$ 9,486
Accounts receivable, net of allowances for doubtful accounts of $2,681 and $2,032 at December 31, 2021 and December 31, 2020, respectively	46,824	18,576
Prepaid expenses and other current assets	12,322	3,220
Income tax receivable	4,599	4,611
Inventories	35,261	23,202
Total current assets	1,000,892	59,095
Property and equipment, net	16,183	9,191
Right-of-use assets, net	14,992	0
Intangible assets, net	56,010	50,935
Goodwill	123,694	98,531
Deferred income tax assets, net	330	270
Other assets	6,705	4,813
TOTAL ASSETS	1,218,806	222,835
Current liabilities:
Accounts payable	29,049	18,485
Accrued payroll-related expenses	28,662	9,475
Other accrued expenses	14,722	2,458
Lease liabilities, current	3,712	0
Income tax payable	292	0
Current portion of long-term debt due to related parties	0	512
Total current liabilities	76,437	30,930
Other long-term liabilities	0	1,854
Lease liabilities, non-current	12,781	0
Long-term debt due to related parties, net of current portion	0	216,024
Deferred income tax liabilities, net	3,561	3,987
Warrant liabilities	93,816	0
Convertible senior notes, net	729,914	0
TOTAL LIABILITIES	916,509	252,795
Commitments (Note 14)
Stockholders' equity (deficit):
Class A Common Stock, $0.0001 par value; 320,000,000 shares authorized; 150,598,047 and 35,501,743 shares issued and outstanding at December 31, 2021 and December 31, 2020, respectively	16	4
Preferred Stock, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding at December 31, 2021 and December 31, 2020	0	0
Additional paid-in capital	722,250	13,952
Note receivable from stockholder	0	(554)
Accumulated other comprehensive (loss) income	(1,257)	242
Accumulated deficit	(418,712)	(43,604)
Total stockholders' equity (deficit)	302,297	(29,960)
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 1,218,806	$ 222,835